BUSINESS COMBINATIONS (Details3) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Pro forma financial information
Adjustment for amortization of intangible assets		$ (6,300,000)	$ 24,300,000
Revenue		2,881,117,000	2,374,812,000
Net earnings attributable to IAC shareholders		179,839,000	228,116,000
Basic earnings (loss) per share attributable to IAC shareholders (in dollars per share)		$ 2.09	$ 2.63
Diluted earnings (loss) per share attributable to IAC shareholders (in dollars per share)		$ 1.93	$ 2.42
Meetic | Match
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)				27.00%
Shares acquired	12.5
Consideration for shares acquired pursuant to tender offer	272,000,000
Voting interest after acquisition of additional shares (as a percent)	79.00%
Ownership interest after acquisition of additional shares (as a percent)	81.00%	81.00%
Revenue			46,100,000
Deferred revenue			32,600,000
Net loss			$ (8,600,000)